Cost of Sales	12 Months Ended
Dec. 31, 2024
Cost Of Sales [Abstract]
Cost of Sales
Note 22 - Cost of Sales

	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands

Site maintenance	54,073	35,307	26,845
Payroll, salaries and associated expenses	8,800	6,646	6,408
Insurance	9,497	5,835	3,450
Municipal taxes	4,431	3,526	2,133
Lease	1,133	1,083	851
Expenses associated with facility construction services	2,762	397	751

Total	80,696	52,794	40,438